UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D/A

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:
August 13, 2024 to September 12, 2024

Commission File Number of issuing entity: 333-193376-05
Central Index Key Number of issuing entity: 0001603669

COMM 2014-CCRE17 Mortgage Trust
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-193376
Central Index Key Number of depositor: 0001013454

Deutsche Mortgage & Asset Receiving Corporation
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001541294
German American Capital Corporation
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001558761
Cantor Commercial Real Estate Lending, L.P.
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001555524
LoanCore Capital Markets LLC (formerly known as Jefferies
LoanCore LLC)
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor: 0001660492
GE Capital US Holdings, Inc. (successor in interest to certain obligations of General Electric Capital Corporation, one of the sponsors and mortgage loan sellers)
(Exact name of sponsor as specified in its charter)

Lainie Kaye (212) 250-2500
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

Lower Tier Remic 46-5624264
Upper Tier Remic 46-5637581
Grantor Trust 46-7508878
(I.R.S. Employer Identification No.)

c/o Deutsche Bank Trust Company Americas as Certificate Administrator
1761 East St. Andrew Place, Santa Ana CA
(Address of principal executive offices of the issuing entity)

92705
(Zip Code)

(212) 250-2500
(Telephone number, including area code)

NONE
(Former name, former address, if changed since last report)

Registered / reporting pursuant to (check one)
Title of Class  Section 12(b)  Section 12(g)  Section 15(d)  Name of Exchange
(if Section 12(b))
Class A-1           [ ]             [ ]             [X]        Not Applicable
Class A-2           [ ]             [ ]             [X]        Not Applicable
Class A-3           [ ]             [ ]             [X]        Not Applicable
Class A-SB          [ ]             [ ]             [X]        Not Applicable
Class A-4           [ ]             [ ]             [X]        Not Applicable
Class A-5           [ ]             [ ]             [X]        Not Applicable
Class X-A           [ ]             [ ]             [X]        Not Applicable
Class A-M           [ ]             [ ]             [X]        Not Applicable
Class B             [ ]             [ ]             [X]        Not Applicable
Class PEZ           [ ]             [ ]             [X]        Not Applicable
Class C             [ ]             [ ]             [X]        Not Applicable

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to
such filing requirements for the past 90 days. Yes _X_   No ____

Explanatory Note

This Form 10-D/A amends the registrant's Asset Backed Issuer Distribution Report on
Form 10-D filed by the Registrant on September 23, 2024 (SEC Accession No. 0001020242-24-000118)
(the "Original 10-D").  The purpose of this amendment is to revise information in the Monthly
Distribution Report filed as Exhibit 99.1 to the Original 10-D relating to amounts payable to the Certificateholders.  On September 20, 2024, the Certificate Administrator received a trailing payment from the Master Servicer in the amount of $118,263.89 that should have been distributed on the September 12, 2024 Distribution Date.  This amount represents fees initially retained by the Special Servicer that are the subject of a forbearance agreement with the applicable borrower and thus should have been paid to the trust for distribution to Certificateholders.
This resulted in an additional interest payment to the Class F Certificateholders in an amount equal to $118,263.89.  The additional payment was made to the Class F Certificateholders on September 23, 2024.

Part I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.
On  September 12, 2024 a distribution was made to holders of the certificates issued by COMM 2014-CCRE17 Mortgage Trust.  The distribution report is attached as Exhibit 99.1 to this Form 10-D/A.

During the distribution period from August 13, 2024 to September 12, 2024 no assets securitized by Deutsche Mortgage & Asset Receiving
Corporation (the "Depositor") and held by COMM 2014-CCRE17 Mortgage
Trust were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents.

The Depositor filed a Form ABS-15G pursuant to Rule 15Ga-1 under the
Securities Exchange Act of 1934 on February 12, 2024.  The CIK number of the Depositor is 0001013454.

German American Capital Corporation ("GACC"), one of the sponsors and mortgage loan sellers, filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 12, 2024.  The
CIK number of GACC is 0001541294.

Cantor Commercial Real Estate Lending, L.P. ("CCRE"), one of the
sponsors and mortgage loan sellers, filed a Form ABS-15G pursuant to
Rule 15Ga-1 under the Securities Exchange Act of 1934 on
July 19, 2024.  The CIK number for CCRE is 0001558761.

LoanCore Capital Markets LLC (formerly known as Jefferies LoanCore LLC),
("LoanCore"), one of the sponsors and mortgage loan sellers, filed a Form
ABS-15G pursuant to  Rule 15Ga-1 under the Securities Exchange Act of
1934 on February 6, 2024.  The CIK number for LoanCore is 0001555524.

GE Capital US Holdings, Inc. (successor in interest to certain obligations of General Electric Capital Corporation, one of the
sponsors and mortgage loan sellers), filed a Form ABS-15G
pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 14, 2024.  The CIK number of GE Capital US
Holdings, Inc. is 0001660492.

Part II - OTHER INFORMATION

Item 6.  Significant Obligors of Pool Assets.
The Bronx Terminal Market mortgaged property constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB. Based on the information provided by the Bronx Terminal Market mortgage loan borrower, the unaudited net operating income of the significant obligor was $29,487,264.29, which amount reflects six-months of borrower reported net operating income figures for the period from January 1, 2024 to
June 30, 2024, annualized for the trailing 12-month period.

The 25 Broadway mortgaged property constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB.
Based on the information provided by the 25 Broadway mortgage loan borrower, the unaudited net operating income of the significant obligor was $4,826,824.00, a year-to-date figure for the period of
January 1, 2024 through March 31, 2024.

Item 10. Exhibits.
(a) The following is a list of documents filed as part
    of this Report on Form 10-D/A:

(99.1)   Amended Monthly Report distributed to holders of the
         certificates issued by COMM 2014-CCRE17 Mortgage Trust,
         relating to the September 12, 2024 distribution.

(b) The exhibits required to be filed by the Registrant
    pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Deutsche Mortgage & Asset Receiving Corporation
(Depositor)

/s/ R. Chris Jones
Name:  R. Chris Jones
Title: Managing Director

/s/ Matt Smith
Name:  Matt Smith
Title: Director

Date:    September 26, 2024